Variable Interest Entities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 16, 2011 USD ($)	Jul. 31, 2008 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Jan. 19, 2007 Maximum USD ($)	Mar. 31, 2012 Variable Interest Entity Two JPY (¥)	Jan. 31, 2010 Mexican subsidiaries JPY (¥)	Mar. 31, 2010 Mexican subsidiaries JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary USD ($) Contract	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary JPY (¥) Contract	Mar. 31, 2009 Variable Interest Entity, Not Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary Maximum USD ($)	Mar. 31, 2012 Third VIE USD ($)	Mar. 31, 2012 Third VIE JPY (¥)	Mar. 31, 2012 Third VIE Maximum USD ($)	Mar. 31, 2012 Variable Interest Entity JPY (¥)	Mar. 31, 2012 Variable Interest Entity Maximum USD ($)	Mar. 31, 2012 Third-party investor USD ($)	Jul. 31, 2008 Subsidiaries Contract	Mar. 31, 2012 Subsidiaries USD ($)	Mar. 31, 2012 Subsidiaries JPY (¥)	Apr. 11, 2012 Subsidiaries Acquisition USD ($)
Variable Interest Entity [Line Items]
Sale price to obligate company for shortfall														$ 214
Value of building for purchase during lease term																255
Property, plant and equipment, net			930,998	924,868											14,332		863
Long-term debt															20,991
Total assets			13,295,667	12,911,122			17,552										100,630
Total liabilities			10,785,546	9,955,220			7,918										39,311
Guaranteed annual dividend for third party investor																		17.5
Guaranty obligation													303
Ownership interest used as collateral, Percent																			50.00%
Joint venture agreement for acquiring international distribution rights										12	12
Amount of financing capitalized for joint venture agreement										406
Amount of financing contributed by unrelated third party investors or subsidiaries																			95		11
Amount of financing funded through bank credit facility										300
Participation liabilities due to Variable Interest Entity																	32,835					748
Cost of acquired participation interest of Variable Interest Entity																							22
Repayment of debt contributed by unrelated third party investors												95
Number of films to be financed under two agreements with VIEs																				19
Amount received under two agreements with VIEs to fund production or acquisition cost of films		565
Commitment received from third VIE to fund production or acquisition cost of films on revolving basis			35,725			525
Amount funded by third VIE	20
Ownership interest sold in subsidiary								90.00%
Other assets including machinery and equipment sold			22,661	18,743	15,671			4,520
Inventories sold								5,619
Received in connection with sale of controlling interest in subsidiary									11,189
Loss in connection with sale of controlling interest in subsidiary									1,664
Prepaid expenses and other current assets			463,693	387,490							10,295
Accounts payable, trade											¥ 18,830